Note 13 - Subsequent Events	3 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Subsequent Events [Text Block]
13.	Subsequent events

For its interim financial statements as of
March 31, 2018
and for the
three
and
six
months ended
March 31, 2018,
the Company evaluated subsequent events through
March 12, 2019,
the date on which those financial statements were reissued.

(i)	2018 At-The-Market (“ATM”) Facility

On
March 28, 2018,
the Company entered into an “At-The-Market” Facility (“ATM”) equity distribution agreement with Cantor Fitzgerald acting as sole agent. Under the terms of this facility, the Company may,
from time to time, sell shares of our common stock having an aggregate offering value of up to
$30
million through Cantor Fitzgerald on the Nasdaq Capital Market.

Subsequent to
March 31, 2018,
the Company issued
4,162,964
shares under this ATM equity facility at an average price of
$2.70
for gross proceeds of
$11.23
million (
$10.90
million net of share issue costs). Costs associated with the proceeds consisted of a
3%
cash commission.

(ii)	2017 Share purchase agreement

Subsequent to the quarter end, the Company issued
2,031,0953
common shares under the Aspire Purchase Agreement at an average price of
$3.02
per share for gross and net proceeds of approximately
$6.14
million. On a cumulative basis to
December 31, 2018,
the Company has raised a total of
$15.5
million gross proceeds under the Aspire Purchase Agreement, the total amount that was available under the Agreement.

(iii)	2018 Share Purchase Agreement

On
May 30, 2018,
the Company entered into the
2018
Aspire Purchase Agreement, which provides that, upon the terms and subject to the conditions and limitations set forth therein, Aspire Capital is committed to purchase up to an aggregate of
$20
million of Common Shares over approximately
30
months. Pursuant to the terms of this agreement, on
June 8, 2018,
the Company issued
170,261
Common Shares (“Commitment Shares”) to Aspire Capital in consideration for entering into the
2018
Aspire Purchase Agreement. The Company recorded
$600
thousand in general and administrative expenses related to the issuance of the Commitment Shares. Subsequent to the quarter end, the Company issued
4,167,502
shares under the
2018
Aspire Purchase Agreement at an average price of
$1.90
per share for gross and net proceeds of approximately
$7.93
million.